Property, plant and equipment - Summary of Property, plant and equipment (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	₨ 678,600		₨ 538,355
Charge for the year	18,941	$ 222	15,628	₨ 14,032
Property, plant and equipment	747,066	8,745	678,600	538,355
Freehold Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,225		13,881
Property, plant and equipment	14,309	167	14,225	13,881
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	503,441		410,409
Property, plant and equipment	585,536	6,854	503,441	410,409
Building
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,317		93
Property, plant and equipment	4,713	55	1,317	93
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	18		18
Property, plant and equipment	13	0	18	18
Office equipments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	88		44
Property, plant and equipment	80	1	88	44
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	75		47
Property, plant and equipment	87	1	75	47
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	271		140
Property, plant and equipment	288	3	271	140
Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	159,165		113,723
Property, plant and equipment	142,040	$ 1,663	159,165	113,723
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	759,854		605,021	490,216
Additions during the year	221,366		309,328	135,048
Disposals and adjustments during the year	(15,634)		(27,815)	(393)
Capitalised during the year	(118,730)		(126,680)	(19,850)
Property, plant and equipment	846,856		759,854	605,021
Cost | Freehold Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,225		13,881	13,230
Additions during the year	273		597	710
Disposals and adjustments during the year	(189)		(253)	(59)
Property, plant and equipment	14,309		14,225	13,881
Cost | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	584,123		476,679	454,431
Additions during the year	115,811		134,988	22,383
Disposals and adjustments during the year	(15,402)		(27,544)	(135)
Property, plant and equipment	684,532		584,123	476,679
Cost | Building
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,401		130	115
Additions during the year	3,468		1,271	15
Property, plant and equipment	4,869		1,401	130
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	149		143	135
Additions during the year			6	8
Property, plant and equipment	149		149	143
Cost | Office equipments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	176		113	84
Additions during the year	26		69	32
Disposals and adjustments during the year	(17)		(6)	(3)
Property, plant and equipment	185		176	113
Cost | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	129		91	77
Additions during the year	26		40	15
Disposals and adjustments during the year	(2)		(2)	(1)
Property, plant and equipment	153		129	91
Cost | Computers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	486		261	165
Additions during the year	156		235	101
Disposals and adjustments during the year	(24)		(10)	(5)
Property, plant and equipment	618		486	261
Cost | Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	159,165		113,723	21,979
Additions during the year	101,606		172,122	111,784
Disposals and adjustments during the year				(190)
Capitalised during the year	(118,730)		(126,680)	(19,850)
Property, plant and equipment	142,040		159,165	113,723
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	81,254		66,666	52,623
Charge for the year	18,941		15,628	14,032
Depreciation capitalised during the year	570		369	20
Disposals and adjustments during the year			(1,409)	(9)
Disposals during the year	(976)
Property, plant and equipment	99,789		81,254	66,666
Accumulated depreciation | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	80,682		66,270	52,320
Charge for the year	18,860		15,526	13,950
Depreciation capitalised during the year	407		283	1
Disposals and adjustments during the year			(1,397)	(1)
Disposals during the year	(953)
Property, plant and equipment	98,996		80,682	66,270
Accumulated depreciation | Building
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	84		37	28
Charge for the year	16		15	9
Depreciation capitalised during the year	56		32
Property, plant and equipment	156		84	37
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	131		125	105
Charge for the year	2		4	15
Depreciation capitalised during the year	3		2	5
Property, plant and equipment	136		131	125
Accumulated depreciation | Office equipments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	88		69	56
Charge for the year	11		17	13
Depreciation capitalised during the year	14		6	3
Disposals and adjustments during the year			(4)	(3)
Disposals during the year	(8)
Property, plant and equipment	105		88	69
Accumulated depreciation | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	54		44	36
Charge for the year	9		8	7
Depreciation capitalised during the year	4		2	1
Disposals and adjustments during the year				0
Disposals during the year	(1)
Property, plant and equipment	66		54	44
Accumulated depreciation | Computers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	215		121	78
Charge for the year	43		58	38
Depreciation capitalised during the year	86		44	10
Disposals and adjustments during the year			(8)	(5)
Disposals during the year	(14)
Property, plant and equipment	₨ 330		₨ 215	₨ 121